UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-23171

NB Crossroads Private Markets Fund IV (TI) - Client LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street
49th Floor
Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

53 State Street
Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code:           1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2021

NB Crossroads Private Markets Fund IV (TI) - Client LLC

For the six months ended September 30, 2021

NB Crossroads Private Markets Fund IV (TI) – Client LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2021 (Unaudited)

Assets

Investment in the Company, at fair value	$277,179,854
Investment in Money Market Fund	4,214,894
Interest receivable	30

Total Assets	$281,394,778

Liabilities

Distribution and servicing fees payable	$413,494
Due to Member	73,493
Tax preparation fees payable	55,996
Due to Affiliate	13,960
Audit fees payable	10,875
Administration service fees payable	7,875
Other payables	1,687

Total Liabilities	$577,380

Commitments and contingencies (Note 4)

Members’ Equity - Net Assets	$280,817,398

Units of Membership Interests outstanding (unlimited units authorized)	244,272.29
Net Asset Value Per Unit	$1,149.61

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund IV (TI) – Client LLC

Statement of Operations

For the six months ended September 30, 2021 (Unaudited)

Net Investment Loss Allocated from the Company:

Dividend income	$263,277
Interest income	489
Expenses	(913,103)

Total Net Investment Loss Allocated from the Company	(649,337)

Fund Income:

Interest income	176

Total Fund Income	176

Fund Expenses:

Distribution and servicing fees	826,988
Tax preparation fees	55,996
Administration service fees	15,750
Audit fees	10,875
Other expenses	22,054

Total Fund Expenses	931,663

Net Investment Loss	(1,580,824)

Net Realized and Change in Unrealized Gain on Investment in the Company (Note 2)
Net realized gain on investment in the Company	16,557,031
Net change in unrealized appreciation on investment in the Company	31,708,994

Net Realized and Change in Unrealized Gain on Investment in the Company	48,266,025

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$46,685,201

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2021 (Audited)

	Members' Equity	Special Member	Total
Members' committed capital	$206,747,100	$-	$206,747,100

Members' equity at April 1, 2020	$147,475,938	$-	$147,475,938
Capital contributions	20,654,710	-	20,654,710
Net investment loss	(3,185,041)	-	(3,185,041)
Net realized gain on investment in the Company	3,482,353	-	3,482,353
Net change in unrealized appreciation on investment in the Company	77,075,328	-	77,075,328
Net change in incentive carried interest	(3,530,294)	3,530,294	-
Members' equity at March 31, 2021	$241,972,994	$3,530,294	$245,503,288

For the six months ended September 30, 2021 (Unaudited)

	Members' Equity	Special Member	Total
Members' committed capital	$206,747,100	$-	$206,747,100

Members' equity at April 1, 2021	$241,972,994	$3,530,294	$245,503,288
Capital distributions	(11,371,091)	-	(11,371,091)
Net investment loss	(1,580,824)	-	(1,580,824)
Net realized gain on investment in the Company	16,557,031	-	16,557,031
Net change in unrealized appreciation on investment in the Company	31,708,994	-	31,708,994
Net change in incentive carried interest	(3,034,538)	3,034,538	-
Members' equity at September 30, 2021	$274,252,566	$6,564,832	$280,817,398

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Statement of Cash Flows

For the six months ended September 30, 2021 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$46,685,201
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Proceeds received from investment in the Company	12,404,826
Change in fair value of investment in the Company	(47,616,688)
Reclassification to short term investment	(4,214,894)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	5
Increase (decrease) in tax preparation fees payable	11,199
Increase (decrease) in due to Affiliate	(66,210)
Increase (decrease) in audit fees payable	(10,875)
Increase (decrease) in due to Member	5,000
Increase (decrease) in other payables	(4,044)

Net cash provided by (used in) operating activities	7,193,520

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(11,302,598)
Net cash provided by (used in) financing activities	(11,302,598)

Net change in cash and cash equivalents	(4,109,078)
Cash and cash equivalents at the beginning of the period	4,109,078

Cash and cash equivalents at the end of the period	$-

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these financial statements.

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NB Crossroads Private Markets Fund IV (TI) - Client LLC

Financial Highlights

	For the six months ended September 30, 2021 (Unaudited)	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2018	Period from November 15, 2016 (Commencement of Operations) through March 31, 2017
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,005.04	$685.42	$677.75	$582.50	$596.94	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(6.47)	(13.23)	(14.60)	(22.00)	(46.27)	(403.06)
Net realized and change in unrealized gain on investments	197.59	332.85	22.27	117.25	31.83	-
Net increase (decrease) in net assets resulting from operations after incentive carried interest	191.12	319.62	7.67	95.25	(14.44)	(403.06)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(46.55)	-	-	-	-	-
NET ASSET VALUE, END OF PERIOD	$1,149.61	$1,005.04	$685.42	$677.75	$582.50	$596.94
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	19.02%	46.63%	1.13%	16.35%	2.42%	(34.35	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$280,817	$245,503	$147,476	$125,737	$52,152	$2,305
Ratios to Average Members' Equity - Net Assets: (5), (6)
Expenses excluding incentive carried interest	1.41%	2.00%	2.49%	4.13%	9.73%	289.62%
Net change in incentive carried interest	1.17%	1.93%	-	-	-	-
Expenses including incentive carried interest	2.58%	3.93%	2.49%	4.13%	9.73%	289.62	%(6)
Net investment loss excluding incentive carried interest	(1.21)%	(1.74)%	(2.12)%	(3.67)%	(9.34)%	(285.14	)%(6)

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (7)	22.81%	19.65%	6.06%	11.63%	3.73%	(76.84)%
Internal Rate of Return after incentive carried interest (7)	21.96%	19.02%	6.06%	11.63%	3.73%	(76.84)%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TI Fund during the period and assumes distributions, if any, were reinvested. The TI Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average members' equity - net assets is calculated for the TI Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on November 15, 2016 (Commencement of Operations) through March 31, 2017. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios include expenses allocated from the Company.
(6)	For the six months ended September 30, 2021, the ratios are annualized. For the period ended March 31, 2017, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the period ended March 31, 2017, the Internal Rate of Return is based on a limited operating period and as such may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund IV Holdings LLC are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund IV (TI) – Client LLC (the “TI Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TI Fund was organized as a Delaware limited liability company on February 29, 2016. The TI Fund commenced operations on November 15, 2016. The duration of the TI Fund is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the TI Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TI Fund may be extended by consent of a majority-in-interest of its Members as defined in the TI Fund’s limited liability company agreement (the “LLC Agreement”).

The TI Fund’s investment objective is to provide attractive risk-adjusted returns. The TI Fund pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”). The Company seeks to achieve its objective primarily by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”) and by co-investing directly in portfolio companies. Neither the Company, the TI Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TI Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TI Fund's financial statements. The percentage of the Company's members' contributed capital owned by the TI Fund at September 30, 2021 was approximately 61.84%.

The Board has overall responsibility to manage and supervise the operation of the TI Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TI Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TI Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and Co-Investments and to manage the day-to-day operations of the Company.

2. Significant Accounting Policies

The TI Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the TI Fund in the preparation of its financial statements.

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NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

A. Basis of Accounting

The TI Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TI Fund are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the TI Fund's investment in the Company reflects the TI Fund's proportionate interest in the total members' contributed capital of the Company at September 30, 2021. Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to these financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TI Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2021, the TI Fund held $4,214,894 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The TI Fund records its share of the Company's investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TI Fund's aggregate commitment to the Company. The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to these financial statements.

F. Income Taxes

The TI Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The TI Fund has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

7

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

The cost of the TI Fund's investment in the Company for federal income tax purposes is based on amounts reported to the TI Fund on Schedule K-1 from the Company. As of September 30, 2021, the TI Fund had not received information to determine the tax cost of the Company. Based on the amounts reported to the TI Fund on Schedule K-1 (where available) as of December 31, 2020, and after adjustment for purchases and sales between December 31, 2020 and September 30, 2021, the estimated cost of the TI Fund’s investment in the Company at September 30, 2021, for federal income tax purposes aggregated $131,265,605. The net and gross unrealized appreciation for federal income tax purposes on the TI Fund's investment in the Company was estimated to be $145,914,249.

The TI Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TI Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2017 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Registered Investment Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Registered Investment Adviser has reviewed the TI Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TI Fund’s financial statements for the six months ended September 30, 2021. The TI Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2021, the TI Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the TI Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The TI Fund bears its own expenses and, indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Distribution and Servicing Fees (as defined herein); Independent Managers’ fees (as defined herein); Advisory fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; and registration expenses.

8

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

3. Advisory Fee, Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.10% during the first 12-months following the Company's commencement of operations; 0.55% beginning in year two through the end of year eight from the commencement of operations and then 0.30% for the remaining life of the Company, in each case based on the Members' total capital commitments. For the six months ended September 30, 2021, the Company incurred Advisory Fees totaling $919,337, of which $568,555 was allocated to the TI Fund.

In consideration for the services provided under the Placement Agreement, the TI Fund pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”) a distribution and servicing fee (the "Distribution and Servicing Fee") quarterly in arrears at the annual rate of 0.80% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Members’ total capital commitments, determined and accrued as of the last day of each calendar quarter. For the six months ended September 30, 2021, the TI Fund incurred Distribution and Servicing Fees totaling $826,988.

Pursuant to an Administrative and Accounting Services Agreement, the TI Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial accounting, tax preparation, and investor services to the TI Fund. In consideration for these services, the TI Fund pays the Administrator a fixed fee of $7,875 per calendar quarter. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the TI Fund. For the six months ended September 30, 2021, the TI Fund incurred administration service fees totaling $15,750.

The Board consists of six managers, each of whom is not an “interested person” of the TI Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2021, the Company incurred $87,500 in Independent Managers’ fees, of which $54,113 was allocated to the TI Fund.

As of September 30, 2021, four persons had ownership of approximately 12.10%, 9.68%, 8.94%, and 6.85% of the TI Fund’s total capital commitments and are treated as “affiliated persons”, as defined in the Investment Company Act, (the “Affiliated Persons”). The affiliation between the Affiliated Persons and the TI Fund is based solely on the capital commitments made and percentage ownership.

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NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

4. Capital Commitments from Members

At September 30, 2021 capital commitments from Members totaled $206,747,100. Capital contributions received by the TI Fund with regard to satisfying Member capital commitments totaled $152,952,854, which represents approximately 74% of committed capital at September 30, 2021.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of capital commitments. During the six months ended September 30, 2021 the TI Fund did not issue any units.

The net profits or net losses of the TI Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2021, the TI Fund had distributed $11,371,091. Distributions from the TI Fund are made in the following priority:

(a) First, to Members of the TI Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, a 93.5% - 6.5% split between the Members and the Special Member (as defined in Note 1 of the Company’s notes), respectively. The Special Member will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

Incentive carried interest is accrued based on the net asset value (“NAV”) of the TI Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Special Member in the period in which it occurs. At September 30, 2021, the accrued and unpaid Incentive Carried Interest was $6,564,832.

5. Indemnifications

In the normal course of business, the TI Fund enters into contracts that provide general indemnifications. The TI Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TI Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

10

NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their capital commitments to the TI Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Other Matters

The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity. The impact of the virus may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The fluidity of the situation precludes any prediction as to its ultimate impact, which may have a continued effect on the economic and market conditions. Such conditions, which may be across industries, sectors, or geographies, have impacted and may continue to impact the Company’s portfolio companies.

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NB Crossroads Private Markets Fund IV (TI) - Client LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

8. Subsequent Events

The TI Fund has evaluated all events subsequent to September 30, 2021, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

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NB Crossroads Private Markets Fund IV (TI) - Client LLC

Supplemental Information

September 30, 2021 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the TI Fund’s policies and procedures used to determine how to vote proxies relating to the TI Fund’s portfolio securities, as well as information regarding proxy votes cast by the TI Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TI Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TI Fund did not receive any proxy solicitations during the period ended September 30, 2021.

The TI Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The TI Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

13

NB Crossroads Private Markets Fund IV Holdings LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2021

NB Crossroads Private Markets Fund IV Holdings LLC

For the six months ended September 30, 2021

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2021 (Unaudited)

Assets

Investments, at fair value (cost $235,412,709)	$444,529,939
Receivable from investment	3,927,720
Purchase of investment paid in advance	61,352
Prepaid insurance	52,682
Deferred financing costs	15,622
Interest receivable	168

Total Assets	$448,587,483

Liabilities

Advisory fees payable	$459,668
Due to Affiliate	142,754
Professional fees payable	141,843
Administration service fees payable	109,622
Financing costs payable	9,583
Other payables	61,332

Total Liabilities	$924,802

Commitments and contingencies (Note 5)

Members’ Equity - Net Assets	$447,662,681

Units of Membership Interests outstanding (unlimited units authorized)	1,475,657.81
Net Asset Value Per Unit	$303.36

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

September 30, 2021 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (21.65%)
BC European Capital X - Betty Co-Investment (1) LP	Co-investment	01/2019-07/2020	North America	$1,087,747	$3,017,243
BC European Capital X - Hulk Co-Investment (1) LP	Co-investment	07/2018	North America	2,429,884	6,812,289
Carlyle Partners VII, L.P.	Primary	12/2018-07/2021	North America	7,664,932	10,953,475
Clayton, Dubilier & Rice Fund X, L.P.	Primary	03/2018-07/2021	North America	5,996,521	14,746,381
Cortefiel Co-Invest SCSp	Co-investment	10/2017-07/2018	Europe	1,306,411	2,173,523
CVC Capital Partners VII, L.P.	Primary	12/2018-11/2020	Europe	6,735,659	11,347,985
Gorilla Aggregator L.P. (F)	Co-investment	10/2017	North America	1,672,646	4,246,646
KKR Byzantium Infrastructure Co-Invest L.P.	Co-investment	10/2017	Europe	2,123,701	2,353,902
KKR Starlight Co-Invest II L.P.	Co-investment	12/2018	Europe	5,000,000	7,588,825
KKR Taurus Co-Invest II L.P.	Co-investment	10/2017-11/2017	North America	3,000,000	6,868,806
SLP Blue Co-Invest, L.P.	Co-investment	06/2018	North America	1,803,130	3,239,908
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-investment	01/2019	North America	2,975,044	9,519,512
TPG Healthcare Partners, L.P.	Primary	12/2019-09/2021	North America	671,686	1,318,291
TPG Partners VIII, L.P.	Primary	12/2019-09/2021	North America	3,741,728	5,361,375
Uno Co-Invest L.P.	Co-investment	06/2017-06/2020	North America	3,599,359	7,349,103
				49,808,448	96,897,264
Small and Mid-cap Buyout (46.57%)
BC Holdco, LLC	Co-investment	11/2017	North America	2,390,570	2,387,141
ByLight InvestCo LP	Co-investment	05/2017-03/2021	North America	811,331	7,964,584
Charlesbank Equity Fund IX, L.P.	Primary	07/2018-03/2021	North America	8,566,472	10,300,000
CHG PPC Investor LLC	Co-investment	03/2018	North America	1,100,000	3,255,972
CI Capital Investors II, L.P.	Secondary	06/2017-09/2020	North America	34,214	96,292
CI Capital Investors II Follow-On Partners, L.P.	Co-investment	05/2018-06/2020	North America	728,505	1,884,963
EQT Mid Market Europe, L.P.	Primary	08/2017-09/2021	Europe	7,131,248	16,595,332
Fortress Vietnam Investment Holdings PTE. LTD.	Co-investment	06/2017-07/2019	Asia	1,301,945	2,354,513
Further Global Capital Partners, L.P.	Primary	03/2018-07/2021	North America	6,919,016	9,428,079
JLL MedPlast Topco, L.P.	Co-investment	06/2018	North America	1,640,000	2,193,851
KKR Global Infrastructure Investors III L.P.	Primary	12/2018-09/2021	North America	6,590,321	7,192,154
MCH Iberian Capital Fund IV, F.C.R.	Secondary	05/2017-11/2020	Europe	4,358,897	7,493,650
MHS Acquisition Holdings, LLC (F)	Co-investment	03/2017-12/2019	North America	1,046,584	1,883,851
Milani Aggregator LLC (F)	Co-investment	06/2018-08/2021	North America	1,699,440	1,359,552
MND Holdings I Corp (F)	Co-investment	07/2017	North America	1,757,165	1,750,000
NB Excelitas LP	Co-investment	11/2017	North America	3,303,817	9,074,741
NB Pitman 13 Holdings L.P.	Co-investment	06/2018-08/2021	South America	3,352,656	2,089,807
NB Soho LP (TRG Growth Fund II)	Secondary	06/2017-09/2017	North America	2,269,644	1,588,145
Oak Hill Capital Partners IV, L.P.	Primary	05/2017-12/2020	North America	4,632,542	7,826,852
OHCP IV SF COI, L.P.	Co-investment	01/2018-11/2018	North America	683,026	1,017,109
Optimum Evolution Fund SIF-Property II	Secondary	02/2018	Europe	1,783,480	3,474,000
PPC Fund II, L.P.	Primary	04/2018-03/2021	North America	10,725,851	14,133,933
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-03/2021	North America	1,395,545	2,592,222
Silver Creek Midstream Coinvest LP	Co-investment	06/2018-11/2019	North America	3,064,239	4,005,868
THL Equity Fund VII Investors (MHS), L.P.	Co-investment	04/2017-06/2018	North America	1,351,641	6,714,925
Veritas Capital Fund VI, L.P.	Primary	06/2017-10/2020	North America	7,843,939	38,146,526
VSC RST Holdco, L.P. (F)	Co-investment	08/2017-08/2021	North America	3,382,965	8,353,940
Webster Capital IV, L.P.	Primary	07/2018-09/2021	North America	11,401,099	21,900,071
Wind Point Partners CV1, L.P.	Secondary	09/2018-10/2019	North America	-	5,100,000
WR Environmental Aggregator LLC (F)	Co-investment	04/2017-11/2019	North America	972,310	1,069,541
Wrigley Co-Invest, L.P.	Co-investment	06/2018-10/2018	North America	2,350,120	5,266,374
				104,588,582	208,493,988

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Schedule of Investments

September 30, 2021 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (13.04%)
Apollo Investment Fund IX, L.P.	Primary	03/2019-08/2021	North America	2,273,743	2,941,579
Cerberus Institutional Partners VI, L.P.	Primary	04/2017-12/2019	North America	10,940,132	14,946,124
Diligere Co-Investment Partners, LLC	Co-investment	02/2018-02/2019	North America	1,303,552	5,014,642
Epiris Fund II L.P.	Primary	05/2018-12/2020	Europe	5,370,936	10,026,402
Lantern Capital Partners Fund I (A), L.P	Primary	04/2018-02/2021	North America	4,671,391	4,048,292
NB Arch LP	Co-investment	09/2017	North America	828,594	2,954,832
NB WM Co-Invest LP	Co-investment	09/2017	North America	-	744,634
RugsUSA Parent Holdings, LLC (F)	Co-investment	04/2018	North America	135,163	4,871,955
Sycamore Partners III, L.P.	Primary	01/2018-09/2021	North America	5,331,648	5,031,261
Verscend Intermediate Holding Corp. (F)	Co-investment	08/2018	North America	7,121,296	7,808,500
				37,976,455	58,388,221
Venture Capital (16.29%)
Alsop Louie Capital IV L.P.	Primary	11/2017-09/2021	North America	4,803,667	6,105,078
Battery Ventures XII, L.P.	Primary	03/2018-08/2021	North America	2,583,629	6,453,703
Battery XII Side Fund, L.P.	Primary	03/2018-08/2021	North America	1,466,778	4,543,890
Canaan XI L.P.	Primary	01/2018-08/2021	North America	4,930,000	12,204,546
DFJ Growth III, L.P.	Primary	05/2017-07/2021	North America	3,466,653	8,555,206
Hosen Capital Fund III, L.P.	Primary	04/2017-09/2019	Asia	2,254,269	3,881,430
Menlo Ventures XIV, L.P.	Primary	10/2017-01/2021	North America	2,352,538	7,786,309
New Clearent Holdings, LLC (F)	Co-investment	06/2018-09/2021	North America	1,964,675	4,911,688
Summit Partners Europe Growth Equity Fund II, SCSp	Primary	01/2018-02/2021	Europe	5,583,473	9,033,876
TPG Drake Co-Invest, L.P.	Co-investment	07/2018	North America	1,719,117	2,253,256
TPG Tech Adjacencies, L.P.	Primary	06/2019-03/2021	North America	4,097,220	7,204,279
				35,222,019	72,933,261
Money Market Fund (1.75%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio				7,817,205	7,817,205
				7,817,205	7,817,205

Total Investments in Portfolio Funds (cost $235,412,709) (99.30%)					444,529,939
Other Assets & Liabilities (Net) (0.70%)					3,132,742
Members' Equity - Net Assets (100.00%)					$447,662,681

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2021 aggregated $235,412,709. Total fair value of illiquid and restricted securities at September 30, 2021 was $444,529,939 or 99.30% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Operations

For the six months ended September 30, 2021 (Unaudited)

Investment Income:

Dividend income	$425,712
Interest income	790

Total Investment Income	426,502

Operating Expenses:

Advisory fees	919,337
Administration service fees	210,069
Professional fees	159,239
Independent Managers' fees	87,500
Financing costs	44,671
Insurance expense	31,078
Other expenses	24,566

Total Operating Expenses	1,476,460

Net Investment Loss	(1,049,958)

Net Realized and Change in Unrealized Gain on Investments (Note 2)

Net realized gain on investments	26,772,258
Net change in unrealized appreciation on investments	51,272,558

Net Realized and Change in Unrealized Gain on Investments	78,044,816

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$76,994,858

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2021 (Audited)

	Members' Equity	Special Member	Total
Members' committed capital	$330,959,751	$3,344,543	$334,304,294

Members' equity at April 1, 2020	$233,096,650	$2,355,952	$235,452,602
Capital contributions	27,304,179	275,925	27,580,104
Capital distributions	(233,993)	-	(233,993)
Net investment loss	(2,052,877)	(20,746)	(2,073,623)
Net realized gain on investments	5,574,534	56,334	5,630,868
Net change in unrealized appreciation on investments	123,381,810	1,246,845	124,628,655
Members' equity at March 31, 2021	$387,070,303	$3,914,310	$390,984,613

For the six months ended September 30, 2021 (Unaudited)

	Members' Equity	Special Member	Total
Members' committed capital	$330,959,751	$3,344,543	$334,304,294

Members' equity at April 1, 2021	$387,070,303	$3,914,310	$390,984,613
Capital distributions	(20,116,117)	(200,673)	(20,316,790)
Net investment loss	(1,039,454)	(10,504)	(1,049,958)
Net realized gain on investments	26,504,415	267,843	26,772,258
Net change in unrealized appreciation on investments	50,759,601	512,957	51,272,558
Members' equity at September 30, 2021	$443,178,748	$4,483,933	$447,662,681

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Statement of Cash Flows

For the six months ended September 30, 2021 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$76,994,858
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(19,445,664)
Proceeds received from investments	43,790,659
Net realized gain on investments	(26,772,258)
Reclassification to short term investment	(7,817,205)
Net change in unrealized (appreciation) depreciation on investments	(51,272,558)
Net change in accretion of PIK dividend	(425,712)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance	(29,390)
(Increase) decrease in deferred financing costs	44,671
(Increase) decrease in interest receivable	(120)
Increase (decrease) in due to Affiliate	71,284
Increase (decrease) in professional fees payable	(36,818)
Increase (decrease) in administration service fees payable	14,383
Increase (decrease) in financing costs payable	208
Increase (decrease) in other payables	60,453

Net cash provided by (used in) operating activities	15,176,791

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(20,316,790)

Net cash provided by (used in) financing activities	(20,316,790)

Net change in cash and cash equivalents	(5,139,999)
Cash and cash equivalents at beginning of the period	5,139,999

Cash and cash equivalents at end of the period	$-

Noncash activities
Receipt of in-kind distributions of securities from underlying Portfolio Funds, at value on the date of distribution	$646,143

Distributions totaling $258,532 were made to the TE Fund and the Offshore Fund for taxes paid and/or accrued on behalf of the TE Fund and Offshore Fund.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Financial Highlights

	For the six months ended September 30, 2021 (Unaudited)	For the year ended March 31, 2021	For the year ended March 31, 2020	For the year ended March 31, 2019	For the year ended March 31, 2018	Period from November 15 , 2016 (Commencement of Operations) through March 31, 2017
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$264.96	$177.13	$172.70	$144.52	$140.09	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.71)	(1.43)	(1.62)	(2.65)	(5.33)	(859.91)
Net realized and unrealized gain on investments	52.88	89.42	6.08	30.83	9.76	-
Net increase (decrease) in net assets resulting from operations	52.17	87.99	4.46	28.18	4.43	(859.91)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(13.77)	(0.16)	(0.03)	-	-	-
NET ASSET VALUE, END OF PERIOD	$303.36	$264.96	$177.13	$172.70	$144.52	$140.09
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	19.69%	49.69%	2.58%	19.50%	3.16%	(35.81	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$447,663	$390,985	$235,453	$197,449	$68,126	$1,601
Ratios to Average Members' Equity - Net Assets: (5) (6)
Expenses	0.70%	0.98%	1.24%	2.14%	4.66%	759.27%
Net investment loss	(0.50)%	(0.71)%	(0.91)%	(1.81)%	(4.56)%	(757.67)%
Portfolio Turnover Rate (7)	4.77%	9.36%	8.89%	7.59%	9.09%	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return (8)	26.15%	23.18%	9.35%	17.76%	3.36%	(95.48)%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average members' equity - net assets is calculated for the Company taken as a whole. rate of return methodology based on the timing of closings during the period November 15, 2016 (Commencement of Operations) through March 31, 2017. As a result, an individual investor's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	For the six months ended September 30, 2021, the ratios are annualized. For the period ended November 15, 2016 (Commencement of Operations) through March 31, 2017, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	Proceeds received from investments are included in the portfolio turnover rate.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the period November 15, 2016 (Commencement of Operations) through March 31, 2017, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund IV Holdings LLC (the “Company”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on November 10, 2015. The Company commenced operations on November 15, 2016. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by consent of a majority-in-interest of its Members as defined in the Company’s limited liability company agreement (the “LLC Agreement”).

The Company’s investment objective is to provide attractive risk-adjusted returns. The Company seeks to achieve its objective by investing in a diversified global portfolio of high quality third- party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”) pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund IV (TI) - Client LLC (the “TI Fund”), NB Crossroads Private Markets Fund IV (TE) - Client LLC (the “TE Fund”) and NB Crossroads Private Markets Fund IV (Offshore) - Client LLC (the “Offshore Fund” and together with the TI Fund and the TE Fund, the “Feeder Funds”) each pursue their investment objectives by investing substantially all of their assets in the Company. The TE Fund and the Offshore Fund invest indirectly in the Company through NB Crossroads Private Markets Fund IV (Offshore), Client Ltd, a Cayman Islands exempted company (the “Offshore Company”). Each of the TI Fund and the TE Fund is a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Offshore Fund, a Cayman Islands limited liability company, is not registered as an investment company under the Investment Company Act.  The percentage of the Offshore Company's shareholder capital owned by the TE Fund and Offshore Fund is 92.21% and 7.79%, respectively. The financial position and results of operations of the Offshore Company have been consolidated within the TE Fund’s and the Offshore Fund’s consolidated financial statements. The Offshore Company and the Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Offshore Company and the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the TE Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and Co-Investments and to manage the day-to-day operations of the Company.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2021, the TI Fund’s, the TE Fund’s and the Offshore Fund’s ownership of the Company’s Members’ contributed capital was 61.84%, 34.26% and 2.90%, respectively, with a NB affiliate’s (“Special Member”) (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being 1%.

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of September 30, 2021.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$4,246,646	$92,650,618	$96,897,264
Small and Mid-cap Buyout	-	-	14,416,884	194,077,104	208,493,988
Special Situations	-	-	12,680,455	45,707,766	58,388,221
Venture	-	-	4,911,688	68,021,573	72,933,261
Money Market Fund	7,817,205	-	-	-	7,817,205
Total	$7,817,205	$-	$36,255,673	$400,457,061	$444,529,939

Significant Unobservable Inputs

As of September 30, 2021, the Company had investments valued at $444,529,939. The fair value of investments valued at $400,457,061 in the Company's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2021:

			Unobservable Inputs
Investments	Fair Value 09/30/21	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$4,246,646	Market Approach	LTM EBITDA	11.5x	N/A

Small and Mid-cap Buyout	13,057,332	Market Approach	LTM EBITDA	13.6x-16.5x	15.9x

Small and Mid-cap Buyout	1,359,552	Market Approach	LTM Net Revenue	3.6x	N/A

Special Situations	12,680,455	Market Approach	LTM EBITDA	12.0x-18.2x	15.8x

Venture	4,911,688	Market Approach	LTM Net Revenue	6.5x	N/A

Total	$36,255,673

1 Inputs weighted based on fair value of investments in range.

During the six months ended September 30, 2021 purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$686,510	$(534,864)

During the six months ended September 30, 2021 change in unrealized appreciation and realized gains from Level 3 investments were $1,690,094 and $0, respectively.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2021.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2021 is one to seven years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2021, the Company held $7,817,205, in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation/(depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

F. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members. The Company has a tax year end of December 31.

Differences arise in the computation of Members' equity for financial reporting in accordance with GAAP and Members' equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2021, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2020, and after adjustment for purchases and sales between December 31, 2020 and September 30, 2021, the estimated cost of the Portfolio Funds at September 30, 2021, for federal income tax purposes aggregated $201,965,773. The net unrealized appreciation for federal income tax purposes was estimated to be $234,746,961. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $239,793,801 and $5,046,840, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2020, the tax years that remains subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2017 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Company’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Company’s financial statements for the six months ended September 30, 2021. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2021, the Company did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

I. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; costs of insurance; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

J. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fees, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI and TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.10% during the first 12-months following the Company's commencement of operations; 0.55% beginning in year two through the end of year eight from the commencement of operations and then 0.30% for the remaining life of the Company, in each case based on the Members' total capital commitments. For the six months ended September 30, 2021, the Company incurred Advisory Fees totaling $919,337.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Company. For the six months ended September 30, 2021, the Company incurred administration service fees totaling $210,069.

The Board consists of six managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2021, the Company incurred $87,500 in Independent Managers’ fees.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

4. Capital Commitments from Members

At September 30, 2021, capital commitments from Members totaled $334,304,294. Capital contributions received by the Company with regard to satisfying Member commitments totaled $228,998,441, which represents approximately 69% of committed capital at September 30, 2021.

Capital contributions will be credited to Members’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2021, the Company did not issue any units.

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the LLC Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2021, the Company had distributed $20,587,671.

5. Capital Commitments of the Company to Investments

As of September 30, 2021, the Company had total capital commitments of $337,659,900 to the investments with remaining unfunded commitments to the investments totaling $71,254,791 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	17,759,867
Small and Mid-cap Buyout	28,880,946
Special Situations	16,135,432
Venture	8,478,546
Total	$71,254,791

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

6. Description of the Investments

Due to the nature of the investments, the Company generally cannot liquidate its positions in the investments except through distributions from the investments, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Company has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

The following underlying investment represent 5% or more of Members’ Equity – Net Assets of the Company.

Veritas Capital Fund VI, L.P. represents 8.52% of Members’ Equity – Net Assets of the Company as of September 30, 2021. Veritas VI will focus on middle-market companies that provide goods and services to a broad array of government-related customers.

7. Line of Credit

The Company entered into a revolving line of credit agreement (the “Credit Agreement”) with Bank OZK, dated December 5, 2018, under which the Company can borrow an aggregate principal amount of $15,000,000 for the temporary financing of investments and payment of expenses under the specified terms. The line of credit is secured by the Company’s unfunded Members’ capital commitments.  The Credit Agreement has a maturity date of December 3, 2021.

As of September 30, 2021, there were no outstanding principal owed to the bank by the Company. Interest is charged on the outstanding principal amount at rate per annum that is the aggregate of the applicable margin and London Interbank Offered Rate (“LIBOR”). Additionally, a commitment fee is charged on the daily unused portion. During the six months ended September 30, 2021, the Company did not draw on the line of credit, as such the Company did not incur an interest expense. In relation to entering the Credit Agreement, the Company incurred origination fees and other legal costs (“Financing Costs”). These Financing Costs will be amortized over the term of the loan.  For the six months ended September 30, 2021, the Company expensed $44,671 of Financing Costs as shown in the Statement of Operations.

8. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Other Matters

The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity. The impact of the virus may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The fluidity of the situation precludes any prediction as to its ultimate impact, which may have a continued effect on the economic and market conditions. Such conditions, which may be across industries, sectors, or geographies, have impacted and may continue to impact the Company’s portfolio companies.

NB Crossroads Private Markets Fund IV Holdings LLC

Notes to the Financial Statements

September 30, 2021 (Unaudited)

11. Subsequent Events

The Company has evaluated all events subsequent to September 30, 2021, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Fund IV Holdings LLC

Supplemental Information

September 30, 2021 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the period ended September 30, 2021.

The Company files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Company’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund IV Holdings LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2020 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of Managers (the "Board") of NB Crossroads Private Markets Fund IV Holdings LLC (the "Master Fund") considered the approval of the Investment Advisory Agreement between the Master Fund and Neuberger Berman Investment Advisers LLC ("NBIA") and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NB Alternatives Advisers LLC ("NBAA" and, together with NBIA, "Neuberger Berman"), at an executive session of the Independent Managers held on July 15, 2021 and a Board meeting held on July 26, 2021. The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund's assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including any distribution and service fee payable by the Master Funds' feeder funds, NB Crossroads Private Markets Fund IV (TI) - Client LLC and NB Crossroads Private Markets Fund IV (TE) - Client LLC, to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

NB Crossroads Private Markets Fund IV Holdings LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2020 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior year.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of September 30, 2021:

Neuberger Berman Private Equity’s PIPCO investment team is responsible for the day-to-day management of the Fund and serves as the day-to-day interface with the members of the Private Investment Portfolio and Co-Investment Investment Committee (the “Investment Committee”), which serve as the Fund’s Portfolio Fund Managers. The Investment Committee and other senior private equity investment personnel also have responsibility for managing private equity investments made on behalf of third-party investors, sourcing new investment opportunities, performing due diligence on all new investment opportunities and monitoring existing investments.

Since the Registrant’s most recent annual report on Form N-CSR, Elizabeth Traxler was added as a member of the Investment Committee. The information below is with respect to Elizabeth Traxler, who joined the Investment Committee effective August 2021.

Elizabeth Traxler is a Managing Director of Neuberger Berman and a senior member of the Private Investment Portfolios & Co-Investments team. She is also a member of the Private Investment Portfolios, Co-investments and the Secondary Investment Committees. Prior to joining Neuberger Berman in 2008, Ms. Traxler was at Wachovia Capital Partners (now known as Pamlico Capital), where she focused on making direct growth equity and buyout investments across a broad range of industries. Ms. Traxler also worked at Wachovia Securities in the Leveraged Capital Group, which provided senior and mezzanine debt for private equity-backed transactions. She is currently a Board Observer for several private companies and Advisory Board member for a number of private equity funds. Ms. Traxler received an M.B.A. from the Kellogg School of Management at Northwestern University and a B.A., cum laude, in Economics from Vanderbilt University.

Other Accounts Managed as of September 30, 2021:

The following tables set forth information about funds and accounts other than the Registrant for which Elizabeth Traxler, as a member of the Investment Committee, is primarily responsible for the day-to-day portfolio management as of September 30, 2021. Registered investment companies in a “master-feeder” structure are counted as one investment company for purposes for determining the number of accounts managed.

Elizabeth Traxler

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
7	$1,288,030,039	29	$2,341,123,051	104	$30,888,628,364

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance-Based Fees	Number with Performance- Based Fees	Total Assets with Performance-Based Fees
7	$1,288,030,039	29	$2,341,123,051	104	$30,888,628,364

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Registrant. A conflict may also exist if a Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has policies that seek to allocate opportunities on a fair and equitable basis, taking into consideration the investment objectives and strategies and any legal, tax or regulatory considerations.

Compensation Structure of Portfolio Manager(s) or Management Team Members - As of September 30, 2021:

Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for the Fund’s Portfolio Management Team consists of fixed (salary) and variable (bonus) compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the portfolio manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation for a portfolio manager is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

The terms of our long-term retention incentives are as follows:

•	Employee-Owned Equity. Certain employees (i.e., senior leadership and investment professionals) participate in Neuberger Berman’s equity ownership structure, which was designed to incentivize and retain key personnel. In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity.

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

•	Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio.

•	Restrictive Covenants. Most investment professionals, including Portfolio Fund Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

Disclosure of Securities Ownership

As of September 30, 2021, Elizabeth Traxler did not own any interest in the Registrant.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the period ended September 30, 2021.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2021.

Item 13. Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund IV (TI) - Client LLC

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President

Date: December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)

Date: December 9, 2021

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 9, 2021